Condensed Consolidated and Combined Statements of Comprehensive Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated and Combined Statements of Comprehensive Income [Abstract]
Net income	$ 70	$ 82	$ 326	$ 587	$ 469
Other comprehensive income (loss), net of tax
Net foreign currency translation adjustments	5	1	1	(3)	7
Defined Benefit Plans
Net actuarial gain (loss) arising during the year			(29)	(6)	16
Prior service credit (cost) arising during the year			(1)	(1)	1
Less amortization of actuarial loss (gain) included in net periodic benefit cost	13	1	22	1	2
Less amortization of prior service cost (credit) included in net periodic benefit cost			1	1	1
Investment securities
Unrealized holding (loss) gain arising during the year			(1)	3	11
Reclassification adjustment for realized gain on investment securities		6	(8)	(5)
Other comprehensive income (loss), net of tax	18	(4)	(15)	(10)	38
Total comprehensive income	$ 88	$ 78	$ 311	$ 577	$ 507